Taxes Payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current and deferred portions of income tax expense
Current	$ 3,338,886	$ 2,892,500
Deferred	0	0	$ 0
Income tax expense	$ 3,338,886	$ 2,892,500	$ 2,004,711